Document and Entity Information	May 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40956
Entity Registrant Name	Udemy, Inc.
Entity Central Index Key	0001607939
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1779864
Entity Address, Address Line One	600 Harrison Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	813-1710
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	UDMY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false